Employees' Stock Option Plans (ESOP) - Schedule of Break-up of Employee Stock Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	$ 56	$ 45	$ 34
KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	9	10	8
Employees Other Than KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	47	35	26
Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	$ 3	$ 11	$ 1